Distribution Date:	05/15/26	BMO 2026-5C14 MORTGAGE TRUST
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2026-5C14

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;

Current Mortgage Loan and Property Stratification	8-12			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	15-16		Association

Principal Prepayment Detail	17		Attention: Executive Vice President – Division Head	NoticeAdmin@pnc.com
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Historical Detail	18
		Special Servicer	CWCapital Asset Management LLC
Delinquency Loan Detail	19
			Attention: Brian Hanson	bhanson@cwcapital.com
Collateral Stratification and Historical Detail	20
			900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Specially Serviced Loan Detail - Part 1	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 2	22	Representations Reviewer
			Attention: BMO 2026-5C14 - Transaction Manager	notices@pentalphasurveillance.com
Modified Loan Detail	23
			Two Greenwich Office Park | Greenwich, CT 06831 | United States
Historical Liquidated Loan Detail	24
		Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Interest Shortfall Detail - Collateral Level	26			trustadministrationgroup@computershare.com

Supplemental Notes	27		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Controlling Class	CMBS 4 Sub 13, LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05594WAA8	4.535600%	7,717,000.00	7,712,967.75	4,032.26	29,152.45	0.00	0.00	33,184.71	7,708,935.49	30.00%	30.00%
A-2	05594WAB6	4.723400%	85,000,000.00	85,000,000.00	0.00	334,574.17	0.00	0.00	334,574.17	85,000,000.00	30.00%	30.00%
A-3	05594WAC4	5.209400%	443,939,000.00	443,939,000.00	0.00	1,927,213.19	0.00	0.00	1,927,213.19	443,939,000.00	30.00%	30.00%
A-S	05594WAF7	5.539200%	91,998,000.00	91,998,000.00	0.00	424,662.77	0.00	0.00	424,662.77	91,998,000.00	18.00%	18.00%
B	05594WAG5	5.838400%	36,416,000.00	36,416,000.00	0.00	177,175.98	0.00	0.00	177,175.98	36,416,000.00	13.25%	13.25%
C	05594WAH3	5.836700%	23,613,000.00	23,613,000.00	0.00	114,851.66	0.00	0.00	114,851.66	23,613,000.00	10.17%	10.17%
D	05594WAK6	4.500000%	7,666,000.00	7,666,000.00	0.00	28,747.50	0.00	0.00	28,747.50	7,666,000.00	9.17%	9.17%
E-RR	05594WAL4	6.306414%	9,929,000.00	9,929,000.00	0.00	52,180.32	0.00	0.00	52,180.32	9,929,000.00	7.88%	7.88%
F-RR	05594WAM2	6.306414%	7,666,000.00	7,666,000.00	0.00	40,287.48	0.00	0.00	40,287.48	7,666,000.00	6.88%	6.88%
G-RR	05594WAN0	6.306414%	14,375,000.00	14,375,000.00	0.00	75,545.59	0.00	0.00	75,545.59	14,375,000.00	5.00%	5.00%
J-RR	05594WAP5	6.306414%	8,625,000.00	8,625,000.00	0.00	45,327.35	0.00	0.00	45,327.35	8,625,000.00	3.88%	3.88%
K-RR*	05594WAQ3	6.306414%	29,707,935.00	29,707,935.00	0.00	156,125.45	0.00	0.00	156,125.45	29,707,935.00	0.00%	0.00%
R	05594WAR1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			766,651,935.00	766,647,902.75	4,032.26	3,405,843.91	0.00	0.00	3,409,876.17	766,643,870.49

X-A	05594WAD2	1.183676%	536,656,000.00	536,651,967.75	0.00	529,351.52	0.00	0.00	529,351.52	536,647,935.49
X-B	05594WAE0	0.649337%	152,027,000.00	152,027,000.00	0.00	82,263.95	0.00	0.00	82,263.95	152,027,000.00
X-D	05594WAJ9	1.806414%	7,666,000.00	7,666,000.00	0.00	11,539.98	0.00	0.00	11,539.98	7,666,000.00
Notional SubTotal			696,349,000.00	696,344,967.75	0.00	623,155.45	0.00	0.00	623,155.45	696,340,935.49

Deal Distribution Total					4,032.26	4,028,999.36	0.00	0.00	4,033,031.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05594WAA8	999.47748477	0.52251652	3.77769211	0.00000000	0.00000000	0.00000000	0.00000000	4.30020863	998.95496825
A-2	05594WAB6	1,000.00000000	0.00000000	3.93616671	0.00000000	0.00000000	0.00000000	0.00000000	3.93616671	1,000.00000000
A-3	05594WAC4	1,000.00000000	0.00000000	4.34116667	0.00000000	0.00000000	0.00000000	0.00000000	4.34116667	1,000.00000000
A-S	05594WAF7	1,000.00000000	0.00000000	4.61600002	0.00000000	0.00000000	0.00000000	0.00000000	4.61600002	1,000.00000000
B	05594WAG5	1,000.00000000	0.00000000	4.86533337	0.00000000	0.00000000	0.00000000	0.00000000	4.86533337	1,000.00000000
C	05594WAH3	1,000.00000000	0.00000000	4.86391649	0.00000000	0.00000000	0.00000000	0.00000000	4.86391649	1,000.00000000
D	05594WAK6	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	05594WAL4	1,000.00000000	0.00000000	5.25534495	0.00000000	0.00000000	0.00000000	0.00000000	5.25534495	1,000.00000000
F-RR	05594WAM2	1,000.00000000	0.00000000	5.25534568	0.00000000	0.00000000	0.00000000	0.00000000	5.25534568	1,000.00000000
G-RR	05594WAN0	1,000.00000000	0.00000000	5.25534539	0.00000000	0.00000000	0.00000000	0.00000000	5.25534539	1,000.00000000
J-RR	05594WAP5	1,000.00000000	0.00000000	5.25534493	0.00000000	0.00000000	0.00000000	0.00000000	5.25534493	1,000.00000000
K-RR	05594WAQ3	1,000.00000000	0.00000000	5.25534508	0.00000000	0.00000000	0.00000000	0.00000000	5.25534508	1,000.00000000
R	05594WAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05594WAD2	999.99248634	0.00000000	0.98638890	0.00000000	0.00000000	0.00000000	0.00000000	0.98638890	999.98497266
X-B	05594WAE0	1,000.00000000	0.00000000	0.54111408	0.00000000	0.00000000	0.00000000	0.00000000	0.54111408	1,000.00000000
X-D	05594WAJ9	1,000.00000000	0.00000000	1.50534568	0.00000000	0.00000000	0.00000000	0.00000000	1.50534568	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/26 - 04/30/26	30	0.00	29,152.45	0.00	29,152.45	0.00	0.00	0.00	29,152.45	0.00
A-2	04/01/26 - 04/30/26	30	0.00	334,574.17	0.00	334,574.17	0.00	0.00	0.00	334,574.17	0.00
A-3	04/01/26 - 04/30/26	30	0.00	1,927,213.19	0.00	1,927,213.19	0.00	0.00	0.00	1,927,213.19	0.00
X-A	04/01/26 - 04/30/26	30	0.00	529,351.52	0.00	529,351.52	0.00	0.00	0.00	529,351.52	0.00
X-B	04/01/26 - 04/30/26	30	0.00	82,263.95	0.00	82,263.95	0.00	0.00	0.00	82,263.95	0.00
X-D	04/01/26 - 04/30/26	30	0.00	11,539.98	0.00	11,539.98	0.00	0.00	0.00	11,539.98	0.00
A-S	04/01/26 - 04/30/26	30	0.00	424,662.77	0.00	424,662.77	0.00	0.00	0.00	424,662.77	0.00
B	04/01/26 - 04/30/26	30	0.00	177,175.98	0.00	177,175.98	0.00	0.00	0.00	177,175.98	0.00
C	04/01/26 - 04/30/26	30	0.00	114,851.66	0.00	114,851.66	0.00	0.00	0.00	114,851.66	0.00
D	04/01/26 - 04/30/26	30	0.00	28,747.50	0.00	28,747.50	0.00	0.00	0.00	28,747.50	0.00
E-RR	04/01/26 - 04/30/26	30	0.00	52,180.32	0.00	52,180.32	0.00	0.00	0.00	52,180.32	0.00
F-RR	04/01/26 - 04/30/26	30	0.00	40,287.48	0.00	40,287.48	0.00	0.00	0.00	40,287.48	0.00
G-RR	04/01/26 - 04/30/26	30	0.00	75,545.59	0.00	75,545.59	0.00	0.00	0.00	75,545.59	0.00
J-RR	04/01/26 - 04/30/26	30	0.00	45,327.35	0.00	45,327.35	0.00	0.00	0.00	45,327.35	0.00
K-RR	04/01/26 - 04/30/26	30	0.00	156,125.45	0.00	156,125.45	0.00	0.00	0.00	156,125.45	0.00
Totals			0.00	4,028,999.36	0.00	4,028,999.36	0.00	0.00	0.00	4,028,999.36	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,033,031.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,040,820.51	Master Servicing Fee	2,493.58
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,851.75
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	319.44
ARD Interest	0.00	Operating Advisor Fee	658.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	498.32
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,040,820.51	Total Fees	11,821.13

Principal		Expenses/Reimbursements
Scheduled Principal	4,032.26	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	4,032.26	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,028,999.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	4,032.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,033,031.62
Total Funds Collected	4,044,852.77	Total Funds Distributed	4,044,852.75

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	766,647,903.23	766,647,903.23	Beginning Certificate Balance	766,647,902.75
(-) Scheduled Principal Collections	4,032.26	4,032.26	(-) Principal Distributions	4,032.26
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	766,643,870.97	766,643,870.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	766,647,903.23	766,647,903.23	Ending Certificate Balance	766,643,870.49
Ending Actual Collateral Balance	766,643,870.97	766,643,870.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.48)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.48)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.31%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	2	9,719,623.65	1.27%	57	6.5982	1.300000	1.49 or less	20	277,968,870.97	36.26%	57	6.5095	1.331665
5,000,000 to 9,999,999	9	67,524,247.32	8.81%	54	6.5548	1.693835	1.50 to 1.99	10	235,675,000.00	30.74%	56	6.3135	1.717148
10,000,000 to 19,999,999	15	196,125,000.00	25.58%	57	6.3198	1.988467	2.00 to 2.99	8	158,000,000.00	20.61%	57	6.2271	2.297595
20,000,000 to 29,999,999	14	318,275,000.00	41.52%	57	6.3081	2.043585	3.00 or greater	6	95,000,000.00	12.39%	55	5.9759	4.190526
30,000,000 to 39,999,999	1	35,000,000.00	4.57%	57	6.9950	1.730000	Totals	44	766,643,870.97	100.00%	56	6.3249	2.003499
40,000,000 or greater	3	140,000,000.00	18.26%	57	6.0729	2.200000
Totals	44	766,643,870.97	100.00%	56	6.3249	2.003499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	1,567,500.00	0.20%	57	6.7500	1.420000	Washington	7	41,628,519.29	5.43%	56	5.8640	1.592207
Arizona	1	8,500,000.00	1.11%	57	6.3340	1.470000	West Virginia	1	11,230,827.62	1.46%	56	5.8400	1.910000
Arkansas	4	24,332,558.00	3.17%	57	6.5000	1.680000	Totals	95	766,643,870.97	100.00%	56	6.3249	2.003499
California	7	130,731,496.57	17.05%	57	6.2147	1.823744
									Property Type³
Florida	3	110,000,000.00	14.35%	57	6.5695	1.930909
Georgia	2	20,331,245.98	2.65%	56	5.9081	1.873306		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	3,682,500.00	0.48%	57	6.7500	1.420000		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	4	3,791,793.57	0.49%	58	5.9568	1.508132	Industrial	6	96,725,308.71	12.62%	56	6.2015	1.566243
Kentucky	2	1,912,013.54	0.25%	58	5.8500	1.520000	Lodging	2	125,000,000.00	16.30%	56	5.9961	3.640000
Maine	10	9,125,000.00	1.19%	58	6.0480	1.360000	Mixed Use	4	49,883,870.94	6.51%	57	6.9256	1.381489
Maryland	1	35,000,000.00	4.57%	57	6.9950	1.730000	Mobile Home Park	10	9,125,000.00	1.19%	58	6.0480	1.360000
Massachusetts	1	22,000,000.00	2.87%	56	6.3550	2.300000	Multi-Family	14	116,375,000.00	15.18%	57	6.2448	1.437524
Michigan	3	2,962,500.00	0.39%	57	6.7500	1.420000	Office	6	151,543,863.67	19.77%	56	6.4570	2.114726
Missouri	4	27,162,567.00	3.54%	58	6.9315	1.472130	Other	6	15,000,000.00	1.96%	57	5.4360	1.100000
Nevada	2	93,500,000.00	12.20%	55	6.2314	3.848610	Retail	7	124,780,827.62	16.28%	57	6.6660	1.752308
New Jersey	3	8,387,156.25	1.09%	58	5.8157	1.212672	Self Storage	40	78,210,000.02	10.20%	57	6.1417	1.601213
New York	18	141,658,397.52	18.48%	57	6.2114	1.696066	Totals	95	766,643,870.97	100.00%	56	6.3249	2.003499
Ohio	6	16,687,669.21	2.18%	58	6.5581	1.443372
Oklahoma	1	9,510,000.00	1.24%	57	6.5650	1.390000
Oregon	3	4,933,521.13	0.64%	56	5.7380	2.020000
Pennsylvania	1	1,852,791.88	0.24%	58	5.8500	1.520000
South Carolina	2	4,369,183.59	0.57%	57	6.4293	1.455629
Tennessee	3	10,063,604.06	1.31%	42	6.9111	1.584689
Vermont	1	12,750,000.00	1.66%	58	6.4600	1.750000
Virginia	1	8,973,025.75	1.17%	56	5.8400	1.910000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	10	233,250,000.00	30.42%	57	5.8037	1.970935	12 months or less	43	759,143,870.97	99.02%	57	6.3167	2.007288
	6.00000% to 6.49999%	16	222,020,000.00	28.96%	56	6.2324	2.503333	13 months to 24 months	1	7,500,000.00	0.98%	37	7.1550	1.620000
	6.50000% to 6.99999%	13	261,890,000.00	34.16%	57	6.7190	1.718511	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% or greater	5	49,483,870.97	6.45%	54	7.1114	1.422666	Totals	44	766,643,870.97	100.00%	56	6.3249	2.003499
	Totals	44	766,643,870.97	100.00%	56	6.3249	2.003499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	55 months or less	7	87,500,000.00	11.41%	53	6.2380	4.037714	Interest Only	42	751,660,000.00	98.05%	56	6.3103	2.017523
	56 months or greater	37	679,143,870.97	88.59%	57	6.3361	1.741414	3,717 months or less	2	14,983,870.97	1.95%	56	7.0600	1.300000
	Totals	44	766,643,870.97	100.00%	56	6.3249	2.003499	3,718 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	766,643,870.97	100.00%	56	6.3249	2.003499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		41	665,643,870.97	86.83%	57	6.3747	2.047762			No outstanding loans in this group
	12 months or less	3	101,000,000.00	13.17%	56	5.9970	1.711782
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	766,643,870.97	100.00%	56	6.3249	2.003499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-18-1	30323737	LO	Las Vegas	NV	Actual/360	6.079%	88,649.30	0.00	0.00	N/A	12/09/30	--	17,500,000.00	17,500,000.00	05/09/26
1A-19	30323738				Actual/360	6.079%	101,313.49	0.00	0.00	N/A	12/09/30	--	20,000,000.00	20,000,000.00	05/09/26
1A-20-2-1	30323739				Actual/360	6.079%	113,977.67	0.00	0.00	N/A	12/09/30	--	22,500,000.00	22,500,000.00	05/09/26
1A-23	30323740				Actual/360	6.079%	50,656.74	0.00	0.00	N/A	12/09/30	--	10,000,000.00	10,000,000.00	05/09/26
1A-24	30323741				Actual/360	6.079%	25,328.37	0.00	0.00	N/A	12/09/30	--	5,000,000.00	5,000,000.00	05/09/26
2A-2	30530410	Various Various		Various	Actual/360	5.840%	243,333.33	0.00	0.00	N/A	01/06/31	--	50,000,000.00	50,000,000.00	05/06/26
2A-3	30530411				Actual/360	5.840%	121,666.67	0.00	0.00	N/A	01/06/31	--	25,000,000.00	25,000,000.00	05/06/26
3A-1	30323742	OF	Tampa	FL	Actual/360	6.615%	220,500.00	0.00	0.00	N/A	02/06/31	--	40,000,000.00	40,000,000.00	05/06/26
3A-2	30323743				Actual/360	6.615%	110,250.00	0.00	0.00	N/A	02/06/31	--	20,000,000.00	20,000,000.00	05/06/26
3A-6	30323747				Actual/360	6.615%	27,562.50	0.00	0.00	N/A	02/06/31	--	5,000,000.00	5,000,000.00	05/06/26
4A-1	30323748	LO	Monterey	CA	Actual/360	5.872%	244,666.67	0.00	0.00	N/A	02/06/31	--	50,000,000.00	50,000,000.00	05/06/26
5	30323750	RT	Bowie	MD	Actual/360	6.995%	204,020.83	0.00	0.00	N/A	02/06/31	--	35,000,000.00	35,000,000.00	05/06/26
6	30513069	MF	Various	Various	Actual/360	6.500%	152,235.42	0.00	0.00	N/A	02/06/31	--	28,105,000.00	28,105,000.00	05/06/26
7A-1	30512973	IN	Lake Forest	CA	Actual/360	6.450%	139,750.00	0.00	0.00	N/A	01/06/31	--	26,000,000.00	26,000,000.00	05/06/26
8A-2	30512930	OF	Brooklyn	NY	Actual/360	6.786%	141,375.00	0.00	0.00	N/A	01/06/31	--	25,000,000.00	25,000,000.00	05/06/26
9A-3	30323751	MF	Miami	FL	Actual/360	6.450%	73,906.25	0.00	0.00	N/A	02/06/31	--	13,750,000.00	13,750,000.00	05/06/26
9A-4	30323752				Actual/360	6.450%	60,468.75	0.00	0.00	N/A	02/06/31	--	11,250,000.00	11,250,000.00	04/06/26
10	30512972	MF	Seattle	WA	Actual/360	5.915%	120,025.21	0.00	0.00	N/A	01/06/31	--	24,350,000.00	24,350,000.00	05/06/26
11	30323753	MF	Various	NY	Actual/360	6.120%	124,032.00	0.00	0.00	N/A	03/06/31	--	24,320,000.00	24,320,000.00	05/06/26
12A-4	30512949	RT	Peabody	MA	Actual/360	6.355%	63,550.00	0.00	0.00	N/A	01/01/31	--	12,000,000.00	12,000,000.00	05/01/26
12A-6	30512951				Actual/360	6.355%	52,958.33	0.00	0.00	N/A	01/01/31	--	10,000,000.00	10,000,000.00	05/01/26
13A-2	30513230	MU	St Louis	MO	Actual/360	7.100%	130,166.67	0.00	0.00	N/A	03/06/31	--	22,000,000.00	22,000,000.00	05/06/26
14A-2	30513076	IN	Hemet	CA	Actual/360	6.750%	118,125.00	0.00	0.00	N/A	02/06/31	--	21,000,000.00	21,000,000.00	03/06/26
15A-2	30512921	SS	Various	Various	Actual/360	5.738%	52,598.33	0.00	0.00	N/A	01/06/31	--	11,000,000.00	11,000,000.00	05/06/26
15A-3	30512922				Actual/360	5.738%	47,816.67	0.00	0.00	N/A	01/06/31	--	10,000,000.00	10,000,000.00	05/06/26
16A-2	30323754	SS	Various	Various	Actual/360	5.850%	97,500.00	0.00	0.00	N/A	03/06/31	--	20,000,000.00	20,000,000.00	05/06/26
17A-2	30513169	OF	New York	NY	Actual/360	5.590%	93,166.67	0.00	0.00	N/A	02/06/31	--	20,000,000.00	20,000,000.00	03/06/26
18A-2	30513227	OF	Plantation	FL	Actual/360	6.571%	109,516.67	0.00	0.00	N/A	02/06/31	--	20,000,000.00	20,000,000.00	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
19	30323755	RT	Las Vegas	NV	Actual/360	6.850%	105,604.17	0.00	0.00	N/A	02/06/31	--	18,500,000.00	18,500,000.00	05/06/26
20A-1-4	30323756	98	Various	Various	Actual/360	5.436%	67,950.00	0.00	0.00	N/A	02/06/31	--	15,000,000.00	15,000,000.00	05/06/26
21A-12-2	30513206	MU	New York	NY	Actual/360	7.060%	29,392.94	1,344.09	0.00	N/A	01/09/31	--	4,995,967.74	4,994,623.65	05/09/26
21A-6	30513015				Actual/360	7.060%	58,785.89	2,688.17	0.00	N/A	01/09/31	--	9,991,935.49	9,989,247.32	05/09/26
22	30513111	MF	Brooklyn	NY	Actual/360	6.160%	74,946.67	0.00	0.00	N/A	03/06/31	--	14,600,000.00	14,600,000.00	05/06/26
23	30513074	SS	Various	Various	Actual/360	6.750%	81,421.88	0.00	0.00	N/A	02/06/31	--	14,475,000.00	14,475,000.00	05/06/26
24	30513080	RT	Los Angeles	CA	Actual/360	6.857%	74,284.17	0.00	0.00	N/A	02/06/31	--	13,000,000.00	13,000,000.00	05/06/26
25	30323757	RT	Williston	VT	Actual/360	6.460%	68,637.50	0.00	0.00	N/A	03/06/31	--	12,750,000.00	12,750,000.00	05/06/26
26	30323758	RT	Lancaster	OH	Actual/360	6.775%	69,443.75	0.00	0.00	N/A	03/06/31	--	12,300,000.00	12,300,000.00	05/06/26
27	30512990	SS	Broken Arrow	OK	Actual/360	6.565%	52,027.63	0.00	0.00	N/A	02/06/31	--	9,510,000.00	9,510,000.00	05/06/26
28	30513181	MH	Various	ME	Actual/360	6.048%	45,990.00	0.00	0.00	N/A	03/06/31	--	9,125,000.00	9,125,000.00	05/06/26
29	30323759	SS	Marana	AZ	Actual/360	6.334%	44,865.83	0.00	0.00	N/A	02/06/31	--	8,500,000.00	8,500,000.00	05/06/26
30	30513064	MU	Brooklyn	NY	Actual/360	5.980%	39,368.33	0.00	0.00	N/A	02/06/31	--	7,900,000.00	7,900,000.00	05/06/26
31A2-2-1-2	30323760	OF	Nashville	TN	Actual/360	7.155%	44,718.75	0.00	0.00	N/A	06/11/29	--	7,500,000.00	7,500,000.00	05/11/26
32A-7	30323761	MU	White Plains	NY	Actual/360	7.250%	30,208.33	0.00	0.00	N/A	10/06/30	--	5,000,000.00	5,000,000.00	05/06/26
33	30323762	SS	South Plainfield	NJ	Actual/360	6.110%	24,058.13	0.00	0.00	N/A	03/06/31	--	4,725,000.00	4,725,000.00	05/06/26
Totals							4,040,820.51	4,032.26	0.00				766,647,903.23	766,643,870.97
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-18-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-20-2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	0.00	5,440,745.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	0.00	5,440,745.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-1	0.00	915,213.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-4	0.00	0.00	--	--	--	0.00	0.00	60,445.31	60,445.31	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	14,813.71	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-2	0.00	0.00	--	--	--	0.00	0.00	117,825.75	240,098.54	0.00	0.00
15A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-2	0.00	0.00	--	--	--	0.00	0.00	92,881.67	189,354.17	0.00	0.00
18A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-1-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-12-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31A2-2-1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32A-7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	11,796,704.89				0.00	0.00	271,152.73	489,898.02	14,813.71	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	2	41,000,000.00 0		0.00	0	0.00	0	0.00	0	0.00	1	12,750,000.00	0	0.00	0	0.00	6.324913%	6.306410%	56
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.324917%	6.306414%	57
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
9A-4	30323752	04/06/26	0	B	60,445.31	60,445.31	0.00		11,250,000.00
14A-2	30513076	03/06/26	1	1	117,825.75	240,098.54	0.00		21,000,000.00
17A-2	30513169	03/06/26	1	1	92,881.67	189,354.17	0.00		20,000,000.00
Totals					271,152.73	489,898.02	0.00		52,250,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		7,500,000	7,500,000		0	0
49 - 60 Months		759,143,871	718,143,871		41,000,000	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	766,643,871	725,643,871	41,000,000	0	0	0
Apr-26	766,647,903	766,647,903	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
25	30323757	0.00	6.46000%	0.00	6.46000%	10	04/06/26	04/06/26	04/28/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27